Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure | $	$ 2,001
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure | $	$ 1,584	$ 1,319
Fair Value Disclosure, Unobservable Input Range	Probability of default
Impaired Loans [Member] | Measurement Input, Default Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	0	0
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure | $	$ 1,531	$ 232
Fair Value Disclosure, Unobservable Input Range	Appraisal adjustments(2)
Impaired Loans [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	10.00
Impaired Loans [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure | $	$ 53	$ 1,087
Fair Value Disclosure, Unobservable Input Range	Loan discount rate
Impaired Loans [Member] | Minimum [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input		10.00
Impaired Loans [Member] | Minimum [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	4.00	4.00
Impaired Loans [Member] | Maximum [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input		81.54
Impaired Loans [Member] | Maximum [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	6.97	6.00
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	10.00	56.06
Impaired Loans [Member] | Weighted Average [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	5.55	5.80
Other Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure | $	$ 1,556	$ 1,115
Fair Value Disclosure, Unobservable Input Range	Liquidation Expenses(2)
Other Real Estate Owned [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	0.00	7.00
Other Real Estate Owned [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	7.00	85.71
Other Real Estate Owned [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	4.34	7.80